Cover	Aug. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 01, 2023
Entity File Number	0-55077
Entity Registrant Name	Neutra Corp.
Entity Central Index Key	0001512886
Entity Tax Identification Number	27-4505461
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	54 Sugar Creek Center Blvd., Suite 200
Entity Address, City or Town	Sugarland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77478
City Area Code	702
Local Phone Number	793-4121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	NTRR
Entity Emerging Growth Company	false